Service Class Shares | SC Invesco Small Cap Growth Fund
FUND SUMMARY SCSM SC Invesco Small Cap Growth Fund
INVESTMENT GOAL
Long-term growth of capital.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy and hold the Service Class shares of the fund. The expenses shown in the table would be higher if they included the fees and expenses of the variable annuity and variable life insurance contracts through which the fund is offered. Please see the prospectus for your variable contract for more information.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -		Service Class Shares SC Invesco Small Cap Growth Fund Service Class
Management Fee		0.95%
Distribution (12b-1) Fee		0.25%
Other Expenses		0.41%
Total Annual Fund Operating Expenses		1.61%
Fee Waiver and Expense Reimbursement		(0.20%)
Net Annual Fund Operating Expenses	[1]	1.41%
[1]	Net Annual Fund Operating Expenses reflect an expense limitation agreement under which Sun Capital Advisers LLC (the "adviser") has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit certain other operating expenses until at least April 30, 2013.

Example
This Example is intended to help you compare the cost of investing in the Service Class shares of the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated, then redeem all of your Service Class shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. Please note that the Example does not reflect the separate account fees charged in the variable annuity and variable life insurance contracts through which the fund is offered. If those separate account fees were reflected, the costs shown below would be higher. Please see the prospectus for your variable contract for more details on the separate account fees. Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

Expense Example - (USD $)	One Year	Three Years	Five Years	Ten Years
Service Class Shares SC Invesco Small Cap Growth Fund Service Class	144	488	857	1,894

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 33% of the average value of its portfolio.

PRINCIPAL INVESTMENTS AND STRATEGIES
The fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of small capitalization companies. The fund considers a company to be a small-capitalization company if it has a market capitalization, at the time of purchase, no larger than the largest capitalized company included in the Russell 2000 ® Index during the most recent 11-month period (based on month-end data) plus the most recent data during the current month. As of December 31, 2011, the largest market capitalization resulting from this formula was $5.1 billion. The fund may, but need not, sell a security if the issuer’s market capitalization subsequently exceeds this size.

In complying with its 80% investment policy, the fund will invest primarily in marketable equity securities, including convertible securities, but its investments may include other securities, such as synthetic and derivative instruments.

The fund may invest up to 25% of its total assets in securities issued by issuers outside of the U.S. or other securities representing underlying securities of foreign issuers, such as American Depositary Receipts (“ADRs”) and securities denominated in foreign currencies. The fund may also invest in investment-grade non-convertible debt securities, U.S. government securities and high-quality money market instruments.

How Investments Are Selected

In selecting securities for the fund’s portfolio, the subadviser’s portfolio managers seek to identify those companies that have strong earnings growth or demonstrate other potential for growth of capital as further described below.

In selecting investments, the portfolio managers utilize a disciplined portfolio construction process that aligns the fund with the Russell 2000 ® Growth Index. The security selection process is based on a three-step process that includes fundamental, valuation and timeliness analysis.

  Fundamental analysis involves building a series of financial models, as well as conducting in-depth interviews with company management. The goal is to find high quality, fundamentally sound companies operating in an attractive industry. Attractive industries are those with higher purchaser demand, those driven by macroeconomic or demographic trends, those industry niches taking market share from fragmented or mature industries, and those industries that allow for differentiation, added value and pricing flexibility.
  Valuation analysis focuses on identifying attractively valued securities, based upon their growth potential over a one- to two-year time horizon. Portfolio managers focus on the price to earnings ratio, and the price-to-earnings metric they use is based on their estimate of the long-term growth rate.
  Timeliness analysis is used to help identify the “timeliness” of a purchase. In this step, relative price strength, trading volume characteristics, and trend analysis are reviewed for signs of deterioration. If a stock shows signs of deterioration, it will not be considered as a candidate for the portfolio.
The portfolio managers consider selling a security if a change in industry or company fundamentals indicates a problem, the price target set at purchase is exceeded or a change in technical outlook indicates poor relative strength.

PRINCIPAL RISKS
Investors could lose money on their investments in the fund or the fund could perform less well than other possible investments if any of the following occurs:

  U.S. or foreign stock markets go down or perform poorly relative to other types of investments.
  Small cap securities, which generally are more volatile and less liquid than mid or large cap securities, decline in value more steeply or become less liquid than expected.
  The fund’s growth-oriented investment style and small cap focus do not produce favorable results relative to market trends.
  Foreign equity markets, which can be more volatile than the U.S. markets due to increased risks of adverse political, regulatory, market or economic developments, or the more limited availability of accurate information about foreign issuers, underperform the U.S. market or other types of investments.
  The value of dividends or interest paid on non-dollar and non-U.S. securities, or the value of the securities themselves, falls because currency exchange rates change. This is known as currency risk.
  ADRs entail similar investment risks to direct ownership of foreign securities traded outside of the U.S. markets, including increased market, liquidity, currency, political, information and other risks.
  Convertible securities are affected by: market interest rates, the risk that the issuer may default on interest or principal payments, and the value of the underlying common stock into which these securities may be converted.
  The subadviser’s judgments about future economic trends or the relative value of securities selected for the fund’s portfolio prove to be wrong.
  Prices of securities in the fund’s portfolio fall as a result of general market movements, adverse market reactions to recent events or trends, or unfavorable company news.

Fund Performance
The performance information in the following charts provides some indication of the risks of investing in the fund’s Service Class shares by showing changes in the total return of the fund’s Service Class shares from year to year and by comparing the average annual total returns of the fund’s Service Class shares with those of a broad-based securities market index. Past performance does not necessarily indicate how the fund’s Service Class shares will perform in the future.

Performance figures do not reflect expenses incurred from investing through an insurance company separate account that funds variable annuity or variable life insurance contracts. Had such expenses been added, the performance figures would have been lower. Please refer to the applicable separate account prospectus for more information on expenses.

Year-by-year total returns for Service Class shares

Calendar years ended December 31
(Full calendar years since October 1, 2008 inception)

The fund's best and worst calendar quarters during the years shown in the bar chart were:

	Total Return	Quarter/Year
Highest	18.30%	2nd Quarter 2009

Lowest	(20.96)%	3rd Quarter 2011

Average annual total returns for Service Class shares (for the periods ended December 31, 2011)
Average Annual Total Returns - Service Class Shares SC Invesco Small Cap Growth Fund	One Year	Since Inception	Inception Date
Service Class	(1.20%)	6.45%	Oct. 01, 2008
Russell 2000 Growth Index (reflects no deduction for fees or expenses)	(2.91%)	6.38%	Oct. 01, 2008